Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$37,449	$—	$—	$37,449
Equity securities	500	—	—	500
Fixed maturity debt securities, including cash equivalents	—	233,193		233,193
Total Assets:	$37,949	$233,193	$—	$271,142
Liabilities:
Merger warrant liability	16,705	9,962	—	26,667
Earnout shares	—	—	42,438	42,438
Total Liabilities:	$16,705	$9,962	$42,438	$69,105

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	$1,026	$411	$—	$1,437
Liabilities:
Redeemable convertible preferred stock tranche obligation	$—	$—	$2,832	$2,832
Historic warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	1,026	411	—	1,437

Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	2,832	2,832
Stock warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$688	$—	$—	$688
Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	3,755	3,755
Stock warrants liability	—	—	115	115
Total Liabilities:	$—	$—	$3,870	$3,870

Schedule of significant inputs for Level 3 fair value measurement

	January 1,			Change in	March 31,
	2021	Issuances	Settlements	fair value	2021
Redeemable convertible preferred stock tranche obligation	$2,832	$—	$(2,832)	$—	$—
Historic warrants liability	144	—	(144)	—	—
Earnout shares	—	74,284	—	(31,846)	42,438
Total	$2,976	$74,284	$(2,976)	$(31,846)	$42,438

	January 1,			Change in	March 31,
	2020	Issuances	Settlements	fair value	2020
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(284)	$3,471
Historic warrants liability	115	—	—	(13)	102
Total	$3,870	$—	$—	$(297)	$3,573

				Change in
Year-ended December 31, 2020	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(923)	$2,832
Stock warrants liability	115	15	—	14	144
Total	$3,870	$15	$—	$(909)	$2,976

				Change in
Year-ended December 31, 2019	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,261	$—	$(902)	$1,396	$3,755
Stock warrants liability	67	72	—	(24)	115
Total	$3,328	$72	$(902)	$1,372	$3,870

Schedule of reconciliation of liabilities measured at fair value using significant unobservable inputs

	March 31, 2021	January 21, 2021
Expected volatility	80.00%	80.00%
Starting stock price	$7.13	$11.31
Expected term (in years)	4.7 years	5 years
Risk-free interest rate	0.87%	0.45%
Earnout hurdle	$12.50–$15.00	$12.50–$15.00

	2020	2019
Expected volatility	65.00%	45.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4 years	5 years
Risk-free interest rate	0.27%	1.69%
Marketability discount	60.00%	50.00%